Business acquisitions and dispositions - Acquisition of Q9 Networks Inc. Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Oct. 03, 2017
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 12
Revenue of combined entity as if combination occurred at beginning of period	$ 22,913	21,801
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 2,978	3,038
Q9
Disclosure of detailed information about business combination [line items]
Percentage of remaining issued and outstanding shares			64.60%
Cash consideration			$ 170
Note receivable from Q9			$ 517
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		12
Revenue of acquiree since acquisition date		29
Profit (loss) of acquiree since acquisition date		$ 2